Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Year-end value of $100 invested on 3/26/2021 in:
Year	Summary Comp. Table Total for John Kao(1) ($)	Comp. Actually Paid to John Kao (2) ($)	Average Summary Comp. Table Total for Non-PEO NEOs (3) ($)	Average Comp. Actually Paid to Non-PEO NEOs (4) ($)	ALHC(5) ($)	NASDAQ Health Care Index Total Shareholder Return(6) ($)	Net Income (in millions) (7) ($)	Adj. EBITDA (in millions) (8) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	6,369,165	25,237,077	2,715,002	7,114,604	64.99	82.17	(128.07)	1.34
2023	14,296,476	(2,674,822)	4,760,449	1,769,823	49.74	82.87	(148.17)	(35.3)
2022	34,070,592	25,813,278	7,327,470	5,661,779	67.94	77.79	(149.6)	(26.7)
2021	45,998,851	37,304,187	10,891,546	10,053,244	81.22	97.76	(195.3)	(33.1)

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported in column (d) are the average of the amounts of total compensation reported for the non-PEO NEOs for each corresponding year in the “Total” column of the SCT. For 2024, the Non-PEO NEOs were Thomas Freeman, Dawn Maroney, Hyong (Ken) Kim, M.D. and Andreas Wagner. For 2023, the Non-PEO NEOs were Thomas Freeman, Dawn Maroney, Hakan Kardes and Hyong (Ken) Kim, M.D. For 2022, the Non-PEO NEOs were Thomas Freeman, Dawn Maroney, Dinesh Kumar and Richard Cross. For 2021, the Non-PEO NEOs were Thomas Freeman, Dawn Maroney, Dinesh Kumar and Rajesh Shrestha.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: NASDAQ Healthcare Index.
PEO Total Compensation Amount	$ 6,369,165	$ 14,296,476	$ 34,070,592	$ 45,998,851
PEO Actually Paid Compensation Amount	$ 25,237,077	(2,674,822)	25,813,278	37,304,187
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” (“CAP”) to the PEO computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation for each year to determine the CAP:

	2024	2023	2022	2021
Total Compensation from SCT	$6,369,165	$14,296,476	$34,070,592	$45,998,851
Less Reported Value of Equity Awards from SCT	$(3,300,000)	$(12,497,891)	$(32,437,510)	$(44,406,749)
Subtotal	$3,069,165	$1,798,585	$1,633,082	$1,592,102
Year-end fair value of any equity awards granted in applicable year that are outstanding and unvested as of the end of the year	$7,425,000	$16,247,259	$27,710,914	$20,804,877
The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year	$17,121,231	$(12,858,959)	$(1,347,517)	$8,950,439
For awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value	$(2,378,320)	$(7,861,706)	$(2,183,201)	$5,956,769
Net Adjustment to Subtotal	$22,167,912	$(4,473,407)	$24,180,196	$35,712,085
Compensation Actually Paid	$25,237,077	$(2,674,822)	$25,813,278	$37,304,187

Non-PEO NEO Average Total Compensation Amount	$ 2,715,002	4,760,449	7,327,470	10,891,546
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,114,604	1,769,823	5,661,779	10,053,244
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of CAP to the non-PEO NEOs as a group computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the CAP:

	2024	2023	2022	2021
Average Total Compensation from SCT	$2,715,002	$4,760,449	$7,327,470	$10,891,546
Less Average Reported Value of Equity Awards from SCT	$(1,350,000)	$(3,786,785)	$(6,383,827)	$(9,913,214)
Subtotal	$1,365,002	$973,664	$943,643	$978,332
Year-end fair value of any equity awards granted in applicable year that are outstanding and unvested as of the end of the year	$2,913,083	$4,110,320	$5,881,206	$4,532,610

	2024	2023	2022	2021
The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year	$3,094,951	$(1,755,990)	$(551,977)	$2,876,585
For awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value	$(258,432)	$(1,558,171)	$(611,093)	$1,665,717
Total Net Adjustment to Subtotal	$5,749,602	$796,159	$4,718,136	$9,074,912
Compensation Actually Paid	$7,114,604	$1,769,823	$5,661,779	$10,053,244

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Adjusted EBITDA •Adjusted Gross Profit •Revenue Health Plan Membership •CMS Star Ratings
Total Shareholder Return Amount	$ 64.99	49.74	67.94	81.22
Peer Group Total Shareholder Return Amount	82.17	82.87	77.79	97.76
Net Income (Loss)	$ (128,070,000.00)	$ (148,170,000)	$ (149,600,000)	$ (195,300,000)
Company Selected Measure Amount	1,340,000	(35,300,000)	(26,700,000)	(33,100,000)
PEO Name	Mr. Kao
Additional 402(v) Disclosure
The following table and supporting graphics below set out information regarding fiscal years ended December 31, 2024, 2023 and 2022 in satisfaction of Item 402(v) of Regulation S-K, which requires disclosure regarding executive “Compensation Actually Paid” or “CAP” (as calculated in accordance with SEC rules) as compared to certain Company performance measures. You should refer to the “Compensation Discussion and Analysis” in this proxy statement for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Kao (the “PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”) in this proxy statement. Cumulative TSR for ALHC is calculated by dividing the sum of the cumulative amount of dividends for each of 2021, 2022 and 2023, assuming dividend reinvestment, and the difference between ALHC’s share price at the end and the beginning of each such year by ALHC’s share price at the beginning of each such year. The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
The performance measures listed below represent an unranked list of the “most important” performance measures that Alignment used to align CAP to the NEOs for 2024 and company performance. The role of each of these performance measures in our executive compensation program is discussed in the “Compensation Discussion and Analysis” section of this proxy statement. While these financial measures are the most important measures the company used to align CAP to the NEOs for 2024 and company performance, additional financial and other measures were also used to align pay and performance, as further described in the “Compensation Discussion and Analysis” section of this proxy statement.
As noted above, we have deemed adjusted EBITDA as the “most important” financial measure used to link our NEOs' compensation with performance and, as previously disclosed, it is being used as our company-selected measure in the pay-versus-performance table above. For more detail on these measures and why we believe that they are important in structuring our compensation programs and linking pay with performance, please see “Compensation Discussion and Analysis.”
Descriptions of the Information Presented in the Pay Versus Performance Table
The illustrations below compare CAP and the following measures:
•the Company’s cumulative TSR and the NASDAQ Healthcare Index’s cumulative TSR;
•the Company’s Net Income; and
•the Company’s Adjusted EBITDA.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP financial measure that is presented as supplemental disclosure, that we define as net loss before interest expense, income taxes, depreciation and amortization expense, transaction-related expenses, acquisition expenses, certain litigation costs and settlements, gains or losses on ROU assets, equity-based compensation expense, and loss on extinguishment of debt. Adjusted EBITDA should not be considered in isolation of, or as an alternative to, measures prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). There are a number of limitations related to the use of adjusted EBITDA in lieu of net loss, which is the most directly comparable financial measure calculated in accordance with GAAP. An explanation of our non-GAAP measures, how they are calculated and reconciliations to the most directly comparable GAAP financial measures can be found in the Appendix to this proxy statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Gross Profit
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Health Plan Membership
Measure:: 5
Pay vs Performance Disclosure
Name	CMS Star Ratings
PEO
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Subtotal	$ 3,069,165	$ 1,798,585	$ 1,633,082	$ 1,592,102
Adjustment To Compensation Amount, Net Adjustment To Subtotal	22,167,912	(4,473,407)	24,180,196	35,712,085
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,300,000)	(12,497,891)	(32,437,510)	(44,406,749)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,425,000	16,247,259	27,710,914	20,804,877
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,121,231	(12,858,959)	(1,347,517)	8,950,439
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,378,320)	(7,861,706)	(2,183,201)	5,956,769
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Subtotal	1,365,002	973,664	943,643	978,332
Adjustment To Compensation Amount, Net Adjustment To Subtotal	5,749,602	796,159	4,718,136	9,074,912
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,350,000)	(3,786,785)	(6,383,827)	(9,913,214)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,913,083	4,110,320	5,881,206	4,532,610
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,094,951	(1,755,990)	(551,977)	2,876,585
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (258,432)	$ (1,558,171)	$ (611,093)	$ 1,665,717